SHORT-TERM BUSINESS FINANCING	12 Months Ended
Dec. 31, 2022
Short-term Business Financing
SHORT-TERM BUSINESS FINANCING

7 - SHORT-TERM BUSINESS FINANCING

The Company entered into multiple short-term factoring agreements related to future credit card receipts to fund operations. The Company is required to repay this financing in fixed daily payments until the balance is repaid. Fees associated with the this financing have been recognized in interest expense in the accompanying consolidated statement of operations. As of December 31, 2022 and December 31, 2021, the outstanding balance on these merchant cash advances net of unamortized costs was $1,921,439 and $1,386,008, respectively and is expected to be repaid within twelve months.